UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           NOVEMBER 11, 2005




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  28
Form 13F Information Table Value Total:  $214,923

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADOBE SYSTEMS                  COM              00724F101     3283   110000 SH       SOLE                   110000        0        0
APPLE COMPUTER                 COM              037833100     4021    75000 SH       SOLE                    75000        0        0
BANK OF AMERICA CORP           COM              060505104     6104   145000 SH       SOLE                   145000        0        0
CHEVRON TEXACO                 COM              166764100     7768   120000 SH       SOLE                   120000        0        0
CISCO SYSTEMS                  COM              17275R102     8458   472000 SH       SOLE                   472000        0        0
CITIGROUP INC.                 COM              172967101     4097    90000 SH       SOLE                    90000        0        0
DELL                           COM              247025109     7524   220000 SH       SOLE                   220000        0        0
DISNEY WALT                    COM              254687106    10207   423000 SH       SOLE                   423000        0        0
DOW CHEMICAL                   COM              260543103     7501   180000 SH       SOLE                   180000        0        0
EMC                            COM              268648102     5409   418000 SH       SOLE                   418000        0        0
EXXON MOBIL CORP.              COM              30231G102    15758   248000 SH       SOLE                   248000        0        0
FEDEX                          COM              31428X106     3049    35000 SH       SOLE                    35000        0        0
GENERAL ELECTRIC               COM              369604103    16498   490000 SH       SOLE                   490000        0        0
GOLDMAN SACHS                  COM              38141G104     9118    75000 SH       SOLE                    75000        0        0
IBM                            COM              459200101     9867   123000 SH       SOLE                   123000        0        0
INTEL                          COM              458140100     8627   350000 SH       SOLE                   350000        0        0
JOHNSON & JOHNSON              COM              478160104     6328   100000 SH       SOLE                   100000        0        0
MCGRAW HILL                    COM              580645109     6149   128000 SH       SOLE                   128000        0        0
MICROSOFT                      COM              594918104    10807   420000 SH       SOLE                   420000        0        0
MORGAN STANLEY                 COM              617446448     7821   145000 SH       SOLE                   145000        0        0
PEPSICO                        COM              713448108     9074   160000 SH       SOLE                   160000        0        0
PROCTER & GAMBLE               COM              742718109     6541   110000 SH       SOLE                   110000        0        0
SCHLUMBERGER                   COM              806857108     6750    80000 SH       SOLE                    80000        0        0
TIME WARNER NEW                COM              00184A105     8602   475000 SH       SOLE                   475000        0        0
UPS                            COM              911312106     8296   120000 SH       SOLE                   120000        0        0
VERIZON COMMUNICATIONS INC.    COM              92343V104     5198   159000 SH       SOLE                   159000        0        0
WAL MART STORES                COM              931142103     3506    80000 SH       SOLE                    80000        0        0
YAHOO                          COM              984332106     8562   253000 SH       SOLE                   253000        0        0